VESSELS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Vessel	Dec. 31, 2012	Dec. 31, 2013
VESSELS [Abstract]
Number of vessels	6
Schedule of Vessels [Line Items]
Vessels	$ 266,698,000		$ 133,027,000
Accumulated depreciation	11,655,000		262,000
Vessels, net total	255,043,000		132,765,000
Impairment Loss on Vessel	0	0
Deposit on vessels scheduled to be delivered	15,176,000		0
Contract fee percentage (in hundredths)	7.50%
Percentage due at launch (in hundredths)	2.50%
Delivery and acceptance percentage due (in hundredths)	90.00%
Subsequent Event [Member]
Schedule of Vessels [Line Items]
Acquisition price	35,200,000
Vessels [Member]
Schedule of Vessels [Line Items]
Vessels	263,705,000		131,508,000
Drydocking [Member]
Schedule of Vessels [Line Items]
Vessels	1,200,000		600,000
Engine Overhaul [Member]
Schedule of Vessels [Line Items]
Vessels	1,793,000		919,000
NAO Viking and NAO Storm [Member]
Schedule of Vessels [Line Items]
Acquisition price	$ 35,800,000
NAO Viking and NAO Storm [Member] | Subsequent Event [Member]
Schedule of Vessels [Line Items]
Vessels delivery date	January 26, 2015